Deferred Revenue - Classification of Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Current portion	$ 295,888	$ 216,792	$ 107,809
Long term portion	267,513	162,932	$ 21,006
Deferred revenue	$ 563,401	$ 379,724		$ 128,815